Label	Element	Value
Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco MSCI Global Climate 500 ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1.
The fourth paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus is deleted and replaced with the following:
To construct the Underlying Index, the Index Provider conducts screens on the universe of companies within the Parent Index to exclude companies in the business of tobacco, controversial or nuclear weapons, thermal coal mining, or thermal coal-based power generation. The exclusions for companies in the business of controversial weapons or nuclear weapons are categorical, meaning that the Underlying Index will not include any securities from such companies, while the exclusions for companies in the business of tobacco, thermal coal mining, or thermal coal-based power generation are based on percentage of revenue thresholds.
Please Retain This Supplement for Future Reference.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED MAY 30, 2025 TO THE PROSPECTUSES
DATED FEBRUARY 28, 2025 OF:
Invesco MSCI Global Climate 500 ETF (KLMT)
(the “Fund”)
MSCI Inc. (the “Index Provider”) has announced certain changes to the methodology of the MSCI ACWI Select Climate 500 Index, the Fund’s underlying index (the “Underlying Index”), which are effective June 2, 2025. Specifically, the Index Provider will no longer exclude companies in the business of fossil fuel power generation from the Underlying Index’s investment universe. In addition, the Index Provider has lowered the thresholds for the exclusion of companies in the business of thermal coal-based power generation from the Underlying Index’s investment universe. Accordingly, effective June 2, 2025, the Fund’s Summary and Statutory Prospectuses are revised as follows: